DEBT (Details - Changes in fair value of warrant liabilities) - USD ($)	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Private Placement Warrants [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	$ 446,625	$ 331,125	$ 324,750
Change in valuation inputs	(237,000)	115,500	6,375
Fair value warrant liabilities at ending	209,625	446,625	331,125
Public Warrants [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	225,000	191,250	232,500
Change in valuation inputs	(112,500)	33,750	(41,250)
Fair value warrant liabilities at ending	112,500	225,000	191,250
Warrant Liabilities [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	671,625	522,375	557,250
Change in valuation inputs	(349,500)	149,250	(34,875)
Fair value warrant liabilities at ending	$ 322,125	$ 671,625	$ 522,375